Pension and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2014
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		OPEB
As at December 31	2014	2013	2014		2013

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$287	$357	$93		$105
Service cost	3	4	10		12
Interest cost	12	12	4		4
Actuarial (gains) losses	19	(22)	14		(6)
Exchange differences	(22)	(19)	(3)		-
Employee contributions	-	-	1		-
Benefits paid	(20)	(22)	(5)		(4)
Plan amendment	-	-	-		(13)
Settlement	-	(26)	-		-
Curtailment	-	-	-		(5)
Special termination benefits	-	3	-		-
Projected Benefit Obligation, End of Year	$279	$287	$114		$93

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$291	$309	$-		$-
Actual return on plan assets	26	40	-		-
Exchange differences	(25)	(21)	-		-
Employee contributions	-	-	1		-
Employer contributions	2	12	4		4
Benefits paid	(20)	(22)	(5)		(4)
Transfers to defined contribution plan	(10)	-	-	-	-
Settlement	-	(26)	-		-
Special termination benefits	-	(1)	-		-
Fair Value of Plan Assets, End of Year	$264	$291	$-		$-
Funded Status of Plan Assets, End of Year	$(15)	$4	$(114)		$(93)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$4	$10	$-		$-
Current liabilities	-	-	(7)		(6)
Non-current liabilities	(19)	(6)	(107)		(87)
Total	$(15)	$4	$(114)		$(93)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$44	$37	$9		$(6)
Prior service costs	(5)	(6)	(7)		(8)
Total recognized in accumulated other comprehensive income, before tax	$39	$31	$2		$(14)

Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value

	Pension Benefits		OPEB
As at December 31	2014	2013	2014	2013

Projected Benefit Obligation	$(279)	$(87)	$(114)	$(93)
Accumulated Benefit Obligation	(260)	(72)	(114)	(93)
Fair Value of Plan Assets	260	81	-	-

Weighted Average Assumptions Used

	Pension Benefits		OPEB
As at December 31	2014	2013	2014	2013

Discount Rate	3.75%	4.50%	3.67%	4.45%
Rates of Increase in Compensation Levels	3.99%	3.99%	6.39%	6.38%

Total Benefit Plan Expense Recognized

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Defined Benefit Plan Expense	$-	$21	$6	$12	$11	$18
Defined Contribution Plan Expense	34	43	44	-	-	-
Total Benefit Plans Expense	$34	$64	$50	$12	$11	$18

Defined Periodic Pension And OPEB Expense

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Current service cost	$3	$4	$5	$10	$12	$14
Interest cost	12	12	14	4	4	4
Expected return on plan assets	(15)	(16)	(28)	-	-	-
Amounts reclassified from accumulated
other comprehensive income:
Amortization of net actuarial (gains) and losses	-	11	15	(1)	-	-
Amortization of net prior service costs	-	-	-	(1)	-	-
Settlement	-	5	-	-	-	-
Curtailment	-	1	-	-	(5)	-
Special termination benefits	-	4	-	-	-	-
Total Defined Benefit Plan Expense	$-	$21	$6	$12	$11	$18

Recognized Amounts In Other Comprehensive Income

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Net actuarial (gains) losses	$8	$(46)	$2	$14	$(6)	$(5)
Plan amendment	-	-	-	-	(13)	-
Amortization of net actuarial gains and losses	-	(11)	(15)	1	-	-
Amortization of net prior service costs	-	-	-	1	-	-
Settlement and curtailment	-	(6)	-	-	-	-
Total amounts recognized in other comprehensive (income) loss, before tax	$8	$(63)	$(13)	$16	$(19)	$(5)
Total amounts recognized in other comprehensive (income) loss, after tax	$6	$(46)	$(9)	$11	$(14)	$(4)

Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost

	Pension Benefits			OPEB
For the years ended December 31	2014	2013	2012	2014	2013	2012

Discount Rate	4.50%	4.25%	4.00%	4.49%	3.59%	4.31%
Long-Term Rate of Return on Plan Assets	6.50%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	3.99%	3.99%	4.11%	6.50%	6.35%	6.41%

Assumed Health Care Cost Trend Rates

For the years ended December 31	2014	2013	2012

Health care cost trend rate for next year	7.00%	7.31%	7.70%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.59%	4.61%	4.63%
Year that the rate reaches the ultimate trend rate	2024	2026	2025

One Percent Change In Assumed Health Care Cost Trend Rate Over Projected Period

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$1	$(1)
Effect on other post-retirement benefit obligations	$8	$(7)

Estimate Of Benefit Payments For The Next 10 Years

	Defined Benefit Pension Payments	Other Benefit Payments

2015	$18	$7
2016	18	7
2017	18	8
2018	18	9
2019	18	9
2020 - 2024	90	47

Plan Assets By Investment Asset Category And Fair Value Input Level

As at December 31	2014
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$34	$1	$-	$35
Fixed Income - Canadian Bond Funds	-	82	-	82
Equity - Domestic	20	50	-	70
Equity - International	-	64	-	64
Real Estate and Other	1	-	12	13
Fair Value of Plan Assets, End of Year	$55	$197	$12	$264

As at December 31	2013
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$51	$1	$-	$52
Fixed Income - Canadian Bond Funds	-	57	-	57
Equity - Domestic	35	62	-	97
Equity - International	-	71	-	71
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$87	$191	$13	$291

Real Estate And Other Investments

	Real Estate and Other
As at December 31	2014	2013

Balance, Beginning of Year	$13	$13
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	(1)	-
Balance, End of Year	$12	$13